Note 28 - Stock-based Compensation (Details Textual) $ / shares in Units, $ in Billions						12 Months Ended
	Dec. 29, 2023	Sep. 29, 2023	Sep. 11, 2023	Jun. 29, 2023 CAD ($)	Apr. 12, 2022 $ / shares	Dec. 31, 2024 $ / shares shares		Dec. 31, 2023 $ / shares shares		Dec. 31, 2022 shares	Jun. 28, 2019 shares
Statement Line Items [Line Items]
Number of share options granted in share-based payment arrangement					100,000
Weighted average share price, share options granted (in CAD per share) | $ / shares					$ 20.58
Restricted stock units [member]
Statement Line Items [Line Items]
Share-based compensation arrangement by share-based payment award, number of shares available for grant (in shares)						2,537,165					18,120,878
Number of other equity instruments granted and issued in share-based payment arrangement (in shares)						15,583,713
Number of other equity instruments exercised or vested in share-based payment arrangement						1,207,808	[1]	5,339,429	[2]
Number of other equity instruments forfeited in share-based payment arrangement						207,000	[3]	1,384,003	[4]
Number of other equity instruments granted in share-based payment arrangement						1,462,000	[5]	2,891,288	[6],[7],[8],[9]
Increase of maximum market cap for vesting milestones in share-based arrangement | $				$ 4
Weighted average fair value of other equity instruments granted in share-based payment arrangement (in CAD per share) | $ / shares						$ 17.04		$ 22.25
Number of other equity instruments adjustment or discounted in share-based payment arrangement (in shares)						(1,027,000)	[10]	(896,862)	[11]	896,862
Restricted stock units [member] | Chief Executive Officer [Member]
Statement Line Items [Line Items]
Number of other equity instruments exercised or vested in share-based payment arrangement								2,500,000
Restricted stock units [member] | Chief executive officer and co-chief executive officer [member]
Statement Line Items [Line Items]
Number of other equity instruments exercised or vested in share-based payment arrangement	525,000
Restricted stock units [member] | Former board of director [member]
Statement Line Items [Line Items]
Number of other equity instruments exercised or vested in share-based payment arrangement						136,500
Number of other equity instruments forfeited in share-based payment arrangement								500,000
Number of other equity instruments granted in share-based payment arrangement				384,925
Restricted stock units [member] | Former officer [member]
Statement Line Items [Line Items]
Number of other equity instruments forfeited in share-based payment arrangement		600,000
Restricted stock units [member] | Director [Member]
Statement Line Items [Line Items]
Number of other equity instruments exercised or vested in share-based payment arrangement								122,500
Number of other equity instruments forfeited in share-based payment arrangement						75,000
Number of other equity instruments granted in share-based payment arrangement				60,000		162,000
Restricted stock units [member] | New independent directors [member]
Statement Line Items [Line Items]
Number of other equity instruments granted in share-based payment arrangement			146,500
Restricted stock units [member] | Former directors [member]
Statement Line Items [Line Items]
Number of other equity instruments exercised or vested in share-based payment arrangement						430,925
Time-based restricted stock units [member] | Former board of director [member]
Statement Line Items [Line Items]
Number of other equity instruments exercised or vested in share-based payment arrangement				159,925
Time-based restricted stock units [member] | Director [Member]
Statement Line Items [Line Items]
Number of other equity instruments exercised or vested in share-based payment arrangement				35,000
Restricted stock units for cessation of compensation [member] | Director [Member]
Statement Line Items [Line Items]
Number of other equity instruments exercised or vested in share-based payment arrangement				130,000
Restricted stock units for directorship [member] | New independent directors [member]
Statement Line Items [Line Items]
Number of other equity instruments granted in share-based payment arrangement			60,000
Restricted stock units for committee chairmanship or membership [member] | New independent directors [member]
Statement Line Items [Line Items]
Number of other equity instruments granted in share-based payment arrangement			26,500
Performance-based restricted stock units [member] | New independent directors [member]
Statement Line Items [Line Items]
Number of other equity instruments granted in share-based payment arrangement			60,000
Restricted stock units from written shared understanding [member]
Statement Line Items [Line Items]
Number of other equity instruments granted in share-based payment arrangement						1,027,000		1,023,000

[1]	430,925 RSUs, out of the total amount of RSUs exercised in the year ended December 31,2024, are related to packages granted to former directors related to their 2022 / 2023 year mandate, and 136,500 RSUS exercised are related to packages granted to former and current directors related to their 2023/2024 year mandate.
[2]	Out of the total number of RSUs exercised in 2023, 2,500,000 RSUs are related to a package granted on September 8, 2021, to the CEO upon the achievement of a certain market capitalization targets. An additional 525,000 RSUs were exercised on December 29, 2023, by the CEO and Co-Chair related to the achievement of net zero carbon targets (“Net Zero Plan”). This package was granted on September 8, 2021, and the achievement of net zero carbon target was confirmed by the Board meeting held August 29, 2023.
[3]	The amount includes 75,000 RSUs granted to former and current directors, related to the conclusion of a “Change in Control” (as defined in the Equity Incentive Plan) during their 2023 / 2024 year mandate, which did not happen. The remaining amount relates to packages granted to employees that have left the Company before the packages vested.
[4]	The amount includes 500,000 RSUs granted to a former director and related to the conclusion of the Net Zero Plan, given that such director left the Company before the successful execution of the plan. An additional 600,000 RSUs, originally granted to a former officer on July 20, 2022, were forfeited as he resigned as of September 29, 2023 before achieving the respective vesting.
[5]	The amount includes 162,000 RSUs granted to members of the Board of Directors. The remainder pertains to new retention packages awarded to employees and consultants of the Company.
[6]	For the year ended December 31, 2024, the weighted average grant date fair value of RSUs amounted to $16.70 ($22.25 for the year ended December 31, 2023).
[7]	On June 29, 2023, the Compensation Committee (renamed as People & Governance Committee), delegated by the Board approved the grant of an additional package of 384,925 RSUs to former directors of the Company related to their 2022/2023-year mandate, being (i) 159,925 RSUs subject to time-based vesting, immediately vested; (ii) 60,000 RSUs subject to the achievement of a market capitalization of US$4 billion by the Company, immediately vested; (iii) 130,000 vested as a cessation of directorship compensation; (iv) and 35,000 subject to time-based vesting, to vest in June, 2024. In relation to such grant, 122,500 RSUs were exercised in 2023.
[8]	On September 11, 2023, the Board approved the grant of 146,500 RSUs to the new independent directors of the Company for their 2023/2024-year mandate, as recommended by the Compensation Committee (renamed as People & Governance Committee). The 146,500 RSUs are broken down as follows: 60,000 RSUs for Directorship, 26,500 RSUs for Committee Chairmanship or Membership and 60,000 RSUs subject to certain performance metrics that have not been achieved on September 30, 2024.
[9]	Out of the total amount of RSUs granted in 2023, 1,023,000 have been accounted as granted due to the existence of a written shared understanding between the awardee and the Company in relation to the packages to be submitted for formal approval by the Board and Compensation Committee (renamed as People & Governance Committee). For these packages, the Company valued the RSUs based on fair value as of September 30, 2024. Once a grant date under IFRS Accounting Standards has been established, the Company will revise the earlier estimate to reflect the approved grant date fair value.
[10]	Out of the total amount of RSUs granted in 2024, 1,027,000 were previously accounted in 2023 as granted due to the existence of a written shared understanding between the awardee and the Company in relation to the same packages.
[11]	Out of the total amount of RSUs granted in 2023, 896,862 were previously accounted as granted in 2022 due to the existence of a written shared understanding between the awardee and the Company in relation to the packages.